NOTE PAYABLE - RELATED PARTY (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 06, 2023	Jan. 14, 2022	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Jun. 17, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from related party debt								$ 2,000,000
Debt instrumental							0	13,200,000	$ 13,200,000
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding borrowings			$ 1,244,584		$ 1,244,584		1,953,842	2,000,000
Interest expense				$ 95,319		$ 177,733	293,090	165,558
Accrued interest			$ 917,957		$ 917,957		$ 917,957	$ 908,756
Payment of exchange	$ 103
Debt instrumental	$ 2,092,700
Loan Agreements [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable		$ 1,000,000
Proceeds from related party debt		$ 2,000,000
Interest rate		8.00%